Receivables - Allowance for Credit Losses Activity (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	$ 650	$ 726	$ 726
Provision	24	23	159
Charge-offs, net of recoveries	(14)	(33)	(161)
Foreign Currency Translation and Other	(68)	(10)	(74)
Ending Balance	592	706	650
Ending Balance: Individually Evaluated for Impairment	320	409	348
Ending Balance: Collectively Evaluated for Impairment	272	297	302
Financing receivables, net	19,571	22,148	21,472
Ending Balance: Individually Evaluated for Impairment	1,161	1,253	1,242
Ending Balance: Collectively Evaluated for Impairment	18,410	20,895	20,230
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	468	613	613
Provision	13	20	86
Charge-offs, net of recoveries	(12)	(23)	(135)
Foreign Currency Translation and Other	(49)	(64)	(96)
Ending Balance	420	546	468
Ending Balance: Individually Evaluated for Impairment	207	288	233
Ending Balance: Collectively Evaluated for Impairment	213	258	235
Financing receivables, net	10,910	12,485	11,978
Ending Balance: Individually Evaluated for Impairment	447	546	484
Ending Balance: Collectively Evaluated for Impairment	10,463	11,939	11,494
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	182	112	112
Provision	11	2	71
Charge-offs, net of recoveries	(2)	(9)	(24)
Foreign Currency Translation and Other	(19)	48	23
Ending Balance	172	153	182
Ending Balance: Individually Evaluated for Impairment	113	121	115
Ending Balance: Collectively Evaluated for Impairment	59	32	67
Financing receivables, net	8,611	9,522	9,400
Ending Balance: Individually Evaluated for Impairment	714	707	758
Ending Balance: Collectively Evaluated for Impairment	7,897	8,815	8,642
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance		1	1
Provision		1	2
Charge-offs, net of recoveries		(1)	(2)
Foreign Currency Translation and Other		6	(1)
Ending Balance		7
Ending Balance: Individually Evaluated for Impairment		0
Ending Balance: Collectively Evaluated for Impairment		7
Financing receivables, net	50	141	94
Ending Balance: Individually Evaluated for Impairment		0
Ending Balance: Collectively Evaluated for Impairment	$ 50	$ 141	$ 94